Goodwill and intangible assets with indefinite useful lives (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets and goodwill [abstract]
Summary of goodwill and intangible assets with indefinite useful lives and by segment
Goodwill and intangible assets with indefinite useful lives at December 31, 2021 and 2020 are summarized below:

	Goodwill
	Gross amount	Accumulated impairment losses	Total Goodwill	Brands	Other	Total Goodwill and intangible assets with indefinite useful lives
	(€ million)
At January 1, 2020	€4,862	€(550)	€4,312	€1,965	€20	€6,297
Additions	—	(150)	(150)	—	—	(150)
Translation differences and Other	202	—	202	(20)	(2)	180
At December 31, 2020	5,064	(700)	4,364	1,945	18	6,327
FCA-PSA merger	11,506	—	11,506	12,797	—	24,303
Additions	119	—	119	—	1	120
Change in scope of consolidation (1)	(2,963)	660	(2,303)	—	—	(2,303)
Translation differences and Other	689	—	689	785	—	1,474
At December 31, 2021	€14,415	€(40)	€14,375	€15,527	€19	€29,921
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(1) Primarily relates to deconsolidation of Faurecia as a discontinued operation as from January 1, 2021
The following table summarizes the allocation of Goodwill and Brands between the Company’s reportable segments:

	At December 31, 2021
(€ million)	Goodwill	Brands
North America	€10,180	€11,509
South America	1,287	—
Enlarged Europe	2,040	3,047
Middle East & Africa	—	—
China and India & Asia Pacific	199	—
Maserati	514	971
Other activities	155	—
Total Goodwill	€14,375	€15,527
The following table summarizes the allocation of Goodwill between the former PSA reportable segments:

At December 31,
(€ million)	2020
Automotive Opel Vauxhall CGU	€1,823
Automotive Peugeot Citröen DS and Other businesses CGU	173
Faurecia CGUs inside Faurecia Group	2,196
Faurecia CGU at PSA level	172
Total Goodwill	€4,364
Refer to Note 29, Segment reporting for discussion on segment changes.